Shareholders' Equity (Details Narrative) $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended												6 Months Ended		12 Months Ended
	Apr. 30, 2018 $ / shares shares	Nov. 30, 2017 $ / shares shares	Sep. 30, 2017 $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares	May 31, 2017 $ / shares shares	Mar. 31, 2017 $ / shares shares	Feb. 28, 2017 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 $ / shares shares	Apr. 30, 2015 shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2018 ILS (₪) shares	Jun. 07, 2018 shares	Jan. 31, 2018 USD ($) $ / shares shares	May 24, 2017 shares	May 18, 2016 USD ($) $ / shares shares
Ordinary shares, shares authorized													100,000,000		37,500,000	100,000,000
Ordinary shares, par value | $ / shares													$ 0.03		$ 0.03
Number of shares purchased, value | $															$ 9,726
Number of stock options shares grant to purchase									40,000	150,000
Stock option exercise price | $ / shares									$ 1.17	$ 1.16
Stock-based compensation expense | $													$ 400	$ 249
Number of shares available for grant													521,250			521,250
Investor [Member] | Warrant [Member]
Warrant to purchase of ordinary shares									2,659,575						1,595,744			1,454,545		4,255,319
Warrant exercise price | $ / shares									$ 0.47						$ 0.47			$ 0.55		$ 0.47
Warrant exercise price value | $									$ 1,250						$ 750			$ 800		$ 2,000
Investor [Member] | Warrant 1 [Member]
Warrant to purchase of ordinary shares															2,181,818					3,636,363
Warrant exercise price | $ / shares															$ 0.55					$ 0.55
Warrant exercise price value | $															$ 1,200					$ 2,000
2015 Share Option Plan [Member]
Number of stock options shares grant to purchase												1,500,000
Option expire term												10 years
Number of ordinary shares, reserve																	1,000,000
Israeli Institutional Investors [Member]
Number of shares purchased, shares				4,604,500
Shares purchased price per share | $ / shares				$ 2.15
Number of shares purchased, value | $				$ 9,900
Offering cost | $				$ 174
Employees and Officers [Member]
Number of stock options shares grant to purchase			613,750			100,000					984,375
Stock option exercise price | $ / shares			$ 2.96			$ 1.14					$ 0.90
Stock option vesting description			The options will vest as follows: 25% of the options granted will vest in September 2018; and 75% of the options will vest in three equal annual installments of 25% each until September 2021.			The options will vest as follows: 25% of the options granted will vest in May 2018; and 75% of the options will vest in three equal annual installments of 25% each until May 2021.					The options will vest as follows: 25% of the options granted to each employee will vest in June 2017; additional 75% shall vest in three equal annual installments of 25% each until June 2020.
Chief Executive Officer [Member]
Number of stock options shares grant to purchase	500,000									68,750	168,750
Stock option exercise price | $ / shares	$ 2.32									$ 1.16	$ 0.90
Stock option vesting description	The options will vest as follows: 25% of the options granted will vest in April 2019; and 75% of the options will vest in twelve equal quarterly installments of 6.25% each until April 2022.
Stock-based compensation expense | $										$ 71
Vesting period										4 years
Former Chief Executive Officer [Member]
Stock option vested									126,563
New Officer [Member]
Number of stock options shares grant to purchase								37,500
Stock option exercise price | $ / shares								$ 1.26
Stock option vesting description								The options will vest as follows: 25% of the options granted will vest in February 2018; and 75% of the options will vest in three equal annual installments of 25% each until February 2021. These options will be exercisable for 48 months following the date of vesting.
Consultant [Member]
Number of stock options shares grant to purchase							222,000
Stock option exercise price | $ / shares							$ 1.22
Stock option vesting description							The options will vest in six equal semi-annual installments of 37,000 options starting August 2018 until February 2020.
Warrant to purchase of ordinary shares									106,383						404,255					510,638
Warrant exercise price | $ / shares									$ 0.47						$ 0.47					$ 0.47
Warrant exercise price value | $									$ 50						$ 190
Board of Directors [Member]
Stock option exercise price | $ / shares					$ 2.43									$ 2.43
Incremental value of options | $					$ 9
Officers [Member]
Number of stock options shares grant to purchase		200,000
Stock option exercise price | $ / shares		$ 3.39
Stock option vesting description		The options will vest as follows: 25% of the options granted will vest in November 2018; 75% of the options will vest in three equal annual installments of 25% each until November 2021.
Employees and Directors [Member]
Number of stock options shares grant to purchase													500,000
Stock option exercise price | $ / shares													$ 2.04		$ 1.91
Stock option vested													508,750			508,750
Unamortized compensation expenses period													4 years
Unamortized compensation expenses | $													$ 2,317
Employees and Service Providers [Member]
Stock-based compensation expense | $													$ 400
Maximum [Member] | Board of Directors [Member]
Ordinary shares, shares authorized																			2,000,000
NIS [Member]
Value of shares authorized | ₪																₪ 1,875
NIS [Member] | Maximum [Member]
Value of shares authorized | ₪																₪ 3,000